CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Rental income	$ 209,247	$ 176,379	$ 116,345
Expenses:
Real estate taxes	23,202	19,136	12,093
Utility expenses	16,418	14,805	8,929
Other operating expenses	38,155	31,234	19,746
Depreciation and amortization	50,590	39,426	24,063
Acquisition related costs	1,614	3,504	5,582
General and administrative	12,202	10,746	7,007
Total expenses	142,181	118,851	77,420
Operating income	67,066	57,528	38,925
Interest and other income	29	104	103
Interest expense (including net amortization of debt premiums and deferred financing fees of $1,332, $1,045 and $2,283, respectively)	(16,892)	(12,057)	(7,351)
Loss on extinguishment of debt			(3,786)
Equity in earnings (losses) of an investee	316	139	(1)
Income from continuing operations before income tax expense	50,519	45,714	27,890
Income tax expense	(159)	(203)	(167)
Income from continuing operations	50,360	45,511	27,723
Discontinued operations:
Income (loss) from discontinued operations	(400)	486	72
Net income	49,960	45,997	27,795
Other Comprehensive income:
Equity in unrealized gain of an investee	22	75	2
Other comprehensive income	22	75	2
Comprehensive income	$ 49,982	$ 46,072	$ 27,797
Weighted average common shares outstanding (in shares)	48,617	43,368	34,341
Income from continuing operations per common share	$ 1.04	$ 1.05	$ 0.81
Income (loss) from discontinued operations per common share	$ (0.01)	$ 0.01
Net income per common share (in dollars per share)	$ 1.03	$ 1.06	$ 0.81